11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Assets, Noncurrent	$ 6,949,072	$ 6,963,060
UNITED STATES
Assets, Noncurrent	75,889	784,997
CANADA
Assets, Noncurrent	6,816,183	6,178,063
US and Canada
Assets, Noncurrent	$ 6,892,072	$ 6,963,060